Revenue - Contract balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract Balances [Table]
Accounts receivable	$ 606	$ 704
Deferred revenue – short term	$ 0	$ 65